Consolidated Statements of Changes in Shareholders’ Equity $ in Thousands, $ in Thousands		Ordinary share TWD ($) shares		Additional paid-in capital TWD ($)	Statutory reserve TWD ($)	Retain earnings / (accumulated deficit) TWD ($)	Accumulated other comprehensive loss TWD ($)	Total equity attributable to shareholders of the Taiwan Color Optics Inc. TWD ($)	Non-controlling interests TWD ($) [1]	TWD ($) shares		USD ($) shares
Balance at Dec. 31, 2021		$ 99	[1]	$ 260,133	$ 10,718	$ (11,242)	$ (1,142)	$ 258,566	$ 82,395	$ 340,961
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,160,374
Net income (loss)			[1]			14,829		14,829	194	15,023
Foreign currency translation adjustment
Disposal of subsidiaries			[1]				1,142	1,142	(11,228)	(10,086)
Balance at Dec. 31, 2022		$ 99	[1]	260,133	10,718	3,587		274,537	71,361	345,898
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	30,160,374
Net income (loss)			[1]			(50,026)		(50,026)	(13,003)	(63,029)
Statutory reserve provision			[1]		359	(359)
Foreign currency translation adjustment
Balance at Dec. 31, 2023		$ 99	[1]	260,133	11,077	(46,798)		224,511	58,358	$ 282,869
Balance (in Shares) at Dec. 31, 2023 | shares		30,160,374	[1]							30,227,813	[2]	30,227,813	[2]
Net income (loss)			[1]			(120,614)		(120,614)	(31,332)	$ (151,946)		$ (4,633)
Foreign currency translation adjustment			[1]				(884)	(884)		(884)		(27)
Equity financing through Private Placement			[1]	32,790				32,790		32,790
Equity financing through Private Placement (in Shares) | shares	[1]	100,000
Reverse recapitalization		$ 24	[1]	(117,121)				(117,097)		(117,097)
Reverse recapitalization (in Shares) | shares	[1]	7,334,646
Balance at Dec. 31, 2024		$ 123	[1]	$ 175,802	$ 11,077	$ (167,412)	$ (884)	$ 18,706	$ 27,026	$ 45,732		$ 1,394
Balance (in Shares) at Dec. 31, 2024 | shares		37,595,020	[1]							37,428,354	[2]	37,428,354	[2]

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)
[2]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)